Oberweis Micro-Cap Fund

Schedule of Investments (unaudited)

September 30, 2024

		Shares	Value
Equities	98.0%

Automobile Components	0.7%
Gentherm, Inc.*		92,100	$4,287,255

Banks	2.4%
1st Source Corp.		71,800	4,299,384
FB Financial Corp.*		118,700	5,570,591
Nicolet Bankshares, Inc.*		46,400	4,437,232
			14,307,207

Beverages	0.7%
The Vita Coco Co., Inc.*		141,500	4,005,865

Biotechnology	13.9%
ADMA Biologics, Inc.*		2,040,700	40,793,593
Ardelyx, Inc.*		491,900	3,389,191
CareDx, Inc.*		250,400	7,818,740
Catalyst Pharmaceuticals, Inc.*		458,400	9,112,992
Dynavax Technologies Corp.*		366,200	4,079,468
Kiniksa Pharmaceuticals International PLC*		201,000	5,022,990
MannKind Corp.*		798,800	5,024,452
Veracyte, Inc.*		211,000	7,182,440
			82,423,866

Chemicals	0.9%
Hawkins, Inc.		44,000	5,608,680

Commercial Services & Supplies	3.5%
Aris Water Solutions, Inc.		195,200	3,293,024
CECO Environmental Corp.*		201,400	5,679,480
Interface, Inc.		409,900	7,775,803
VSE Corp.		45,200	3,739,396
			20,487,703

Communications Equipment	3.6%
Applied Optoelectronics, Inc.*		865,915	12,391,244
Aviat Networks, Inc.*		199,307	4,311,010
Harmonic, Inc.*		303,000	4,414,710
			21,116,964

Construction & Engineering	5.3%
Argan, Inc.*		44,400	4,503,492
Limbach Hldgs., Inc.*		110,800	8,394,208
Matrix Service Co.*		211,075	2,433,695
Primoris Services Corp.		209,900	12,190,992
Sterling Construction Co., Inc.*		27,300	3,959,046
			31,481,433

Consumer Finance	2.3%
EZCORP, Inc.*		685,500	7,684,455
PROG Hldgs., Inc.		126,800	6,148,532
			13,832,987
Consumer Staples Distribution & Retail	0.5%
Natural Grocers by Vitamin Cottage, Inc.		105,000	3,117,450

Diversified Consumer Services	1.2%
OneSpaWorld Hldgs. Ltd.		422,800	6,980,428

Electrical Equipment	3.2%
American Superconductor Corp.*		634,400	14,971,840
Powell Industries, Inc.		16,800	3,729,432
			18,701,272

Electronic Equipment, Instruments & Components	0.6%
Arlo Technologies, Inc.*		273,400	3,310,874

Energy Equipment & Services	2.0%
Helix Energy Solutions Group, Inc.*		407,500	4,523,250
Precision Drilling Corp.*		59,700	3,680,505
RPC, Inc.		604,600	3,845,256
			12,049,011

Entertainment	1.5%
IMAX Corp.*		447,000	9,167,970

Ground Transportation	0.5%
Universal Logistics Hldgs., Inc.		69,000	2,974,590

Healthcare Equipment & Supplies	7.1%
Artivion, Inc.*		282,400	7,517,488
Axogen, Inc.*		228,000	3,196,560
Bioventus, Inc.*		510,914	6,105,422
LeMaitre Vascular, Inc.		89,200	8,285,788
RxSight, Inc.*		107,600	5,318,668
SI BONE, Inc.*		275,900	3,857,082
TransMedics Group, Inc.*		47,700	7,488,900
			41,769,908

Healthcare Providers & Services	2.6%
GeneDx Hldgs. Corp.*		122,000	5,177,680
PetIQ, Inc.*		340,700	10,483,339
			15,661,019

Hotels, Restaurants & Leisure	3.8%
Despegar.com Corp.*		253,100	3,138,440
Playa Hotels & Resorts NV*		772,500	5,986,875
Rush Street Interactive, Inc.*		971,900	10,545,115
Sweetgreen, Inc.*		79,201	2,807,675
			22,478,105

Household Durables	1.3%
M/I Homes, Inc.*		44,300	7,591,248

Information Technology Services	1.5%
Backblaze, Inc.*		538,700	3,442,293
Grid Dynamics Hldgs., Inc.*		403,900	5,654,600
			9,096,893

Insurance	1.6%
Employers Hldgs., Inc.		92,500	4,437,225
Skyward Specialty Insurance Group, Inc.*		126,600	5,156,418
			9,593,643

Machinery	5.1%
Blue Bird Corp.*		299,100	14,344,836
Energy Recovery, Inc.*		363,700	6,324,743
Enerpac Tool Group Corp.*		77,300	3,238,097
REV Group, Inc.		131,800	3,698,308
The Gorman-Rupp Corp.		68,900	2,683,655
			30,289,639

Media	0.5%
Magnite, Inc.*		200,000	2,770,000

Metals & Mining	0.5%
Universal Stainless & Alloy Products, Inc.*		80,900	3,125,167

Oil, Gas & Consumable Fuels	1.0%
Dorian LPG Ltd.		84,800	2,918,816
Vital Energy, Inc.*		113,900	3,063,910
			5,982,726

Paper & Forest Products	0.8%
Clearwater Paper Corp.*		175,200	5,000,208

Pharmaceuticals	3.3%
Amphastar Pharmaceuticals, Inc.*		120,000	5,823,600
ANI Pharmaceuticals, Inc.*		43,500	2,595,210
Evolus, Inc.*		514,900	8,341,380
Liquidia Corp.*		250,900	2,509,000
			19,269,190

Professional Services	2.3%
Huron Consulting Group, Inc.*		40,500	4,402,350
ICF International, Inc.		35,700	5,954,403
Willdan Group, Inc.*		79,100	3,239,145
			13,595,898

Semiconductors & Semiconductor Equipment	14.8%
ACM Research, Inc.*		416,500	8,454,950
Aehr Test Systems*		534,400	6,867,040
Alpha & Omega Semiconductor Ltd.*		204,700	7,598,464
Ambarella, Inc.*		162,000	9,137,610
AXT, Inc.*		865,721	2,095,045
Camtek Ltd.		178,180	14,227,673
Photronics, Inc.*		186,000	4,605,360
Silicon Motion Technology Corp. ADS		106,900	6,493,106
Ultra Clean Hldgs., Inc.*		440,100	17,573,193
Veeco Instruments, Inc.*		326,600	10,820,258
			87,872,699

Software	6.9%
AvePoint, Inc.*		296,300	3,487,451
Cellebrite DI Ltd.*		603,600	10,164,624
OneSpan, Inc.*		370,700	6,179,569
Radware Ltd.*		264,700	5,897,516
Semrush Hldgs., Inc.*		194,000	3,047,740
Verint Systems, Inc.*		150,000	3,799,500
Weave Communications, Inc.*		609,400	7,800,320
			40,376,720

Specialty Retail	2.1%
Boot Barn Hldgs., Inc.*		69,400	11,609,232

Total Equities
(Cost: $431,322,415)			$579,935,850

Total Investments	98.0%
(Cost: $431,322,415)			$579,935,850

Other Assets Less Liabilities	2.0%		11,961,883

Net Assets - 100%			$591,897,733

*	Non-income producing security during the period ended September 30, 2024

ADS - American depositary share

Oberweis Small-Cap Opportunities Fund

Schedule of Investments (unaudited)

September 30, 2024

		Shares	Value
Equities	97.2%

Aerospace & Defense	1.2%
AeroVironment, Inc.*		82,300	$16,501,150

Banks	1.5%
Ameris Bancorp		127,900	7,979,681
Commerce Bancshares, Inc.		118,300	7,027,020
First Merchants Corp.		127,200	4,731,840
			19,738,541

Beverages	0.8%
Primo Water Corp.		438,800	11,079,700

Biotechnology	3.5%
ADMA Biologics, Inc.*		700,000	13,993,000
Krystal Biotech, Inc.*		46,800	8,519,004
Myriad Genetics, Inc.*		360,700	9,879,573
Veracyte, Inc.*		400,300	13,626,212
			46,017,789

Chemicals	1.8%
Cabot Corp.		152,800	17,078,456
Quaker Chemical Corp.		37,700	6,352,073
			23,430,529

Commercial Services & Supplies	2.1%
Clean Harbors, Inc.*		89,300	21,584,703
MSA Safety, Inc.		34,900	6,189,166
			27,773,869

Construction & Engineering	0.7%
Comfort Systems USA, Inc.		25,200	9,836,820

Consumer Finance	0.8%
FirstCash Hldgs., Inc.		97,900	11,238,920

Consumer Staples Distribution & Retail	0.9%
Sprouts Farmers Market, Inc.*		108,500	11,979,485

Diversified Consumer Services	5.3%
Bright Horizons Family Solutions, Inc.*		93,304	13,074,690
Duolingo, Inc.*		31,000	8,742,620
Frontdoor, Inc.*		408,300	19,594,317
Grand Canyon Education, Inc.*		68,400	9,702,540
Strategic Education, Inc.		103,000	9,532,650
Stride, Inc.*		114,800	9,793,588
			70,440,405

Electrical Equipment	1.8%
NEXTracker, Inc.*		330,300	12,379,644
Vertiv Hldgs. Co.		113,600	11,302,064
			23,681,708

Electronic Equipment, Instruments & Components	4.3%
Badger Meter, Inc.		60,300	13,170,123
Fabrinet*		57,200	13,524,368
Itron, Inc.*		186,800	19,952,108
OSI Systems, Inc.*		69,200	10,506,636
			57,153,235

Energy Equipment & Services	3.6%
Liberty Energy, Inc.		326,500	6,232,885
Tidewater, Inc.*		206,200	14,803,098
Weatherford International PLC		308,600	26,206,312
			47,242,295

Financial Services	1.5%
Mr. Cooper Group, Inc.*		144,600	13,329,228
Payoneer Global, Inc.*		858,691	6,465,943
			19,795,171

Healthcare Equipment & Supplies	10.4%
Haemonetics Corp.*		167,600	13,471,688
ICU Medical, Inc.*		130,500	23,779,710
Integer Hldgs. Corp.*		88,100	11,453,000
Lantheus Hldgs., Inc.*		191,400	21,006,150
LivaNova PLC*		271,800	14,280,372
Merit Medical Systems, Inc.*		184,500	18,234,135
Tandem Diabetes Care, Inc.*		422,100	17,901,261
TransMedics Group, Inc.*		116,400	18,274,800
			138,401,116

Healthcare Providers & Services	5.3%
Addus HomeCare Corp.*		48,500	6,451,955
Encompass Health Corp.		294,500	28,460,480
HealthEquity, Inc.*		84,400	6,908,140
Hims & Hers Health, Inc.*		943,600	17,381,112
NeoGenomics, Inc.*		718,700	10,600,825
			69,802,512

Healthcare Technology	1.5%
Doximity, Inc.*		463,100	20,177,267

Hotels, Restaurants & Leisure	1.7%
Dutch Bros, Inc.*		219,000	7,014,570
Light & Wonder, Inc.*		55,300	5,017,369
Wingstop, Inc.		24,400	10,152,352
			22,184,291

Household Durables	6.0%
Century Communities, Inc.		192,700	19,844,246
Installed Building Products, Inc.		55,700	13,717,239
SharkNinja, Inc.*		425,700	46,277,847
			79,839,332

Information Technology Services	1.3%
DigitalOcean Hldgs., Inc.*		422,200	17,052,658

Insurance	1.9%
Assurant, Inc.		68,400	13,602,024
Oscar Health, Inc.*		528,900	11,217,969
			24,819,993

Machinery	5.0%
Esab Corp.		89,800	9,546,638
Federal Signal Corp.		189,600	17,720,016
Flowserve Corp.		372,900	19,275,201
Oshkosh Corp.		93,500	9,369,635
SPX Technologies, Inc.*		61,800	9,854,628
			65,766,118

Marine Transportation	0.5%
Kirby Corp.*		53,200	6,513,276

Metals & Mining	1.4%
ATI, Inc.*		99,100	6,630,781
Carpenter Technology Corp.		70,900	11,314,222
			17,945,003

Oil, Gas & Consumable Fuels	1.7%
International Seaways, Inc.		186,700	9,626,252
Magnolia Oil & Gas Corp.		263,500	6,434,670
Matador Resources Co.		136,900	6,765,598
			22,826,520

Passenger Airlines	1.8%
SkyWest, Inc.*		275,600	23,431,512

Personal Care Products	1.3%
BellRing Brands, Inc.*		206,000	12,508,320
elf Beauty, Inc.*		38,400	4,186,752
			16,695,072

Professional Services	5.4%
ExlService Hldgs., Inc.*		181,000	6,905,150
Genpact Ltd.		442,400	17,346,504
ICF International, Inc.		79,300	13,226,447
Maximus, Inc.		106,800	9,949,488
Parsons Corp.*		233,300	24,188,544
			71,616,133

Semiconductors & Semiconductor Equipment	10.0%
Axcelis Technologies, Inc.*		99,900	10,474,515
Credo Technology Group Hldg. Ltd.*		777,934	23,960,367
FormFactor, Inc.*		306,800	14,112,800
MACOM Technology Solutions Hlds., Inc.*		153,100	17,033,906
Nova Ltd.*		62,400	13,000,416
Onto Innovation, Inc.*		115,500	23,973,180
Silicon Motion Technology Corp. ADS		170,400	10,350,096
Universal Display Corp.		91,900	19,289,810
			132,195,090

Software	8.8%
ACI Worldwide, Inc.*		192,962	9,821,766
Blackbaud, Inc.*		76,300	6,461,084
Box, Inc.*		522,000	17,085,060
Clear Secure, Inc.		579,400	19,201,316
Q2 Hldgs., Inc.*		87,100	6,947,967
SPS Commerce, Inc.*		34,700	6,737,699
Varonis Systems, Inc.*		139,800	7,898,700
Zeta Global Hldgs. Corp.*		1,419,400	42,340,702
			116,494,294

Specialty Retail	1.4%
Abercrombie & Fitch Co.*		128,500	17,977,150

Textiles, Apparel & Luxury Goods	2.0%
Crocs, Inc.*		141,400	20,476,134
Deckers Outdoor Corp.*		43,200	6,888,240
			27,364,374

Total Equities
(Cost: $1,056,374,956)			$1,287,011,328

Total Investments	97.2%
(Cost: $1,056,374,956)			$1,287,011,328

Other Assets Less Liabilities	2.8%		37,605,143

Net Assets - 100%			$1,324,616,471

*	Non-income producing security during the period ended September 30, 2024

ADS - American depositary share

Oberweis Global Opportunities Fund

Schedule of Investments (unaudited)

September 30, 2024

		Shares	Value
Equities	95.3%

Canada	1.0%
Bird Construction, Inc.		31,700	$566,030

China	1.3%
American Superconductor Corp.*		30,000	708,000

Germany	2.0%
CTS Eventim AG & Co KGaA*		6,300	654,614
Gerresheimer AG		5,000	445,236
			1,099,850

India	3.8%
Federal Bank Ltd.		320,000	751,225
MakeMyTrip Ltd.*		5,600	520,520
TVS Motor Co. Ltd.		25,000	847,196
			2,118,941

Israel	0.9%
Cellebrite DI Ltd.*		30,500	513,620

Japan	8.8%
Asics Corp.		91,800	1,916,798
Fuji Electric Co. Ltd.		23,100	1,385,437
Santen Pharmaceutical Co. Ltd.		134,100	1,618,343
			4,920,578

Norway	3.7%
Kongsberg Gruppen ASA		10,000	977,921
Subsea 7 SA		67,300	1,087,334
			2,065,255

South Korea	1.1%
LEENO Industrial, Inc.*		4,100	592,567

Sweden	2.2%
Saab AB		57,200	1,215,991

Switzerland	2.9%
Accelleron Industries AG		31,600	1,636,749

Taiwan	1.5%
eMemory Technology, Inc.		10,000	831,056

United Kingdom	10.9%
Ashtead Technology Hldgs. PLC		176,100	1,337,230
Cranswick PLC		16,500	1,107,353
Games Workshop Group PLC		6,200	891,043
Informa PLC		48,800	535,104
Intermediate Capital Group PLC*		17,200	512,321
Marks & Spencer Group PLC		339,400	1,690,648
			6,073,699

United States of America	55.2%
ACI Worldwide, Inc.*		11,300	575,170
ADMA Biologics, Inc.*		93,800	1,875,062
AeroVironment, Inc.*		3,900	781,950
Amphastar Pharmaceuticals, Inc.*		20,100	975,453
Ardelyx, Inc.*		82,800	570,492
Aris Water Solutions, Inc.		30,000	506,100
Axcelis Technologies, Inc.*		5,029	527,291
CareDx, Inc.*		39,200	1,224,020
Carpenter Technology Corp.		5,700	909,606
Clean Harbors, Inc.*		7,000	1,691,970
Credo Technology Group Hldg. Ltd.*		43,000	1,324,400
Flowserve Corp.		15,100	780,519
FormFactor, Inc.*		11,900	547,400
LeMaitre Vascular, Inc.		10,400	966,056
Merit Medical Systems, Inc.*		7,500	741,225
Onto Innovation, Inc.*		8,000	1,660,480
Oscar Health, Inc.*		43,700	926,877
Parsons Corp.*		18,800	1,949,184
Q2 Hldgs., Inc.*		11,300	901,401
RxSight, Inc.*		17,000	840,310
SharkNinja, Inc.*		18,600	2,022,006
Sweetgreen, Inc.*		14,600	517,570
Tandem Diabetes Care, Inc.*		23,900	1,013,599
The Vita Coco Co., Inc.*		21,200	600,172
TransMedics Group, Inc.*		4,100	643,700
Veracyte, Inc.*		67,100	2,284,084
Weatherford International PLC		15,400	1,307,768
Zeta Global Hldgs. Corp.*		74,600	2,225,318
			30,889,183

Total Equities
(Cost: $40,929,998)			$53,231,519

Total Investments	95.3%
(Cost: $40,929,998)			$53,231,519

Other Assets Less Liabilities	4.7%		2,608,028

Net Assets - 100%			$55,839,547

*	Non-income producing security during the period ended September 30, 2024

SECTOR ALLOCATIONS (As a Percentage of Net Assets)

Communication Services	2.1%
Consumer Discretionary	12.0%
Consumer Staples	6.1%
Energy	4.3%
Financials	3.9%
Healthcare	23.6%
Industrials	24.2%
Information Technology	17.4%
Materials	1.7%

Oberweis China Opportunities Fund

Schedule of Investments (unaudited)

September 30, 2024

		Shares	Value
Equities	99.4%

Automobiles	1.9%
BYD Co. Ltd.		22,500	$821,402

Banks	2.3%
China Construction Bank Corp.		1,300,000	983,290

Beverages	1.7%
Kweichow Moutai Co. Ltd.*		3,000	747,424

Biotechnology	5.2%
Akeso, Inc.*		80,000	705,952
Ascentage Pharma Group International*		80,000	424,497
BeiGene Ltd.*		60,000	1,116,814
			2,247,263

Broadline Retail	14.5%
Alibaba Group Hldg. Ltd.		230,000	3,254,480
JD.com, Inc.*		33,000	709,335
PDD Hldgs. ADS*		17,000	2,291,770
			6,255,585

Capital Markets	3.6%
Futu Hldgs. Ltd. ADS*		12,000	1,147,800
Hong Kong Exchanges & Clearing Ltd.*		10,000	419,609
			1,567,409

Construction & Engineering	1.5%
Acter Group Corp. Ltd.*		25,000	242,523
China State Construction International Hldgs. Ltd.		250,000	389,123
			631,646

Diversified Consumer Services	1.1%
TAL Education Group ADS*		40,000	473,600

Electrical Equipment	4.0%
Bizlink Hldg., Inc.*		30,000	437,015
Contemporary Amperex Technology Co. Ltd.		23,000	825,739
Ningbo Sanxing Medical Electric Co. Ltd.		90,000	447,556
			1,710,310

Electronic Equipment, Instruments & Components	3.4%
E Ink Hldgs., Inc.*		60,000	555,512
Lens Technology Co. Ltd.*		80,000	233,178
Lotes Co. Ltd.		5,000	218,824
Yageo Corp.		23,455	461,748
			1,469,262

Entertainment	3.6%
Bilibili, Inc.*		35,000	872,535
NetEase, Inc.		35,000	677,588
			1,550,123

Healthcare Equipment & Supplies	1.0%
Angelalign Technology, Inc.*		45,000	437,039

Hotels, Restaurants & Leisure	11.6%
MakeMyTrip Ltd.*		4,500	418,275
Meituan*		135,000	2,986,918
Trip.com Group Ltd.*		25,000	1,579,002
			4,984,195

Information Technology Services	2.9%
GDS Hldgs. Ltd.*		450,000	1,264,809

Insurance	5.2%
AIA Group Ltd.		110,000	985,541
China Pacific Insurance (Group) Co. Ltd.		350,000	1,260,629
			2,246,170

Interactive Media & Services	7.3%
Tencent Hldgs. Ltd.		55,000	3,145,525

Metals & Mining	2.3%
Zijin Mining Group Co. Ltd.		430,000	976,832

Oil, Gas & Consumable Fuels	2.3%
China Shenhua Energy Co. Ltd.		130,000	586,128
PetroChina Co. Ltd.		500,000	407,775
			993,903

Pharmaceuticals	1.9%
Hansoh Pharmaceutical Group Co. Ltd.		300,000	808,475

Retail REITs	0.9%
Link REIT*		80,000	403,916

Semiconductors & Semiconductor Equipment	12.5%
ASPEED Technology, Inc.		3,000	408,102
Everlight Electronics Co. Ltd.		150,000	360,229
Foxsemicon Integrated Technology, Inc.		50,000	563,253
Monolithic Power Systems, Inc.		750	693,375
MPI Corp.*		15,000	354,068
Pixart Imaging, Inc.*		100,000	850,015
Taiwan Semiconductor Manufacturing Co. Ltd. ADS		12,500	2,170,875
			5,399,917

Specialty Retail	3.2%
Pop Mart International Group Ltd.		200,000	1,369,969

Technology Hardware, Storage & Peripherals	3.3%
Asustek Computer, Inc.*		30,000	524,229
Xiaomi Corp.*		310,000	897,233
			1,421,462

Textiles, Apparel & Luxury Goods	1.5%
ANTA Sports Products Ltd.*		55,000	668,230

Water Utilities	0.7%
Beijing Enterprises Water Group Ltd.		1,100,000	342,428

Total Equities
(Cost: $33,941,371)			$42,920,184

Short-Term Investments	1.9%
Fidelity Investments Money Market Government Portfolio Class I 4.83%[a]		798,363	798,363

Total Short-Term Investments
(Cost: $798,363)			$798,363

Total Investments	101.3%
(Cost: $34,739,734)			$43,718,547

Other Liabilities Less Assets	(1.3)%		(566,909)

Net Assets - 100%			$43,151,638

[a]	Annualized seven-day effective yield as of September 30, 2024

*	Non-income producing security during the period ended September 30, 2024

ADS - American depositary share

COUNTRY ALLOCATION (As a Percentage of Net Assets)
China ( Includes the People's Republic of China, Taiwan and Hong Kong)	98.4%
India	1.0%

Oberweis Emerging Markets Fund

Schedule of Investments (unaudited)

September 30, 2024

		Shares	Value
Equities	99.7%

Argentina	3.1%
Arcos Dorados Hldgs., Inc.		30,000	$261,600
Despegar.com Corp.*		22,500	279,000
			540,600

Brazil	9.8%
Embraer SA ADS*		10,300	364,311
GPS Participacoes e Empreendimentos SA		91,300	312,395
Grupo SBF SA*		73,000	221,102
Petro Rio SA*		27,200	216,344
Santos Brasil Participacoes SA		107,100	290,177
VTEX*		42,200	313,968
			1,718,297

Chile	1.3%
Embotelladora Andina SA		66,700	224,731

China	8.2%
Chongqing Brewery Co. Ltd.		22,000	219,903
DPC Dash Ltd.*		40,000	403,401
Hangzhou Robam Appliances Co. Ltd.		63,000	208,141
Haitian International Hldgs. Ltd.		90,000	289,430
Jiangsu Hengli Hydraulic Co. Ltd.		34,500	309,787
			1,430,662

France	1.4%
Gaztransport & Technigaz SA		1,750	246,800

Greece	1.5%
Greek Organization of Football Prognostics SA		14,400	255,815

Hungary	1.9%
Richter Gedeon Nyrt		10,842	333,843

India	17.7%
Aditya Vision Ltd.		36,150	214,610
Emudhra Ltd.		25,250	265,151
Federal Bank Ltd.		96,800	227,245
Kaynes Technology India Ltd.*		3,300	213,660
KEI Industries Ltd.		5,148	263,988
MakeMyTrip Ltd.*		3,300	306,735
Medi Assist Healthcare Services Ltd.		45,028	354,496
Oracle Financial Services Software Ltd.		2,503	342,252
PB Fintech Ltd.*		12,083	233,575
SAMHI Hotels Ltd.*		88,400	211,703
Senco Gold Ltd.		16,100	274,945
TVS Motor Co. Ltd.		5,200	176,217
			3,084,577

Indonesia	12.2%
PT Avia Avian Tbk		7,394,800	243,237
PT Cisarua Mountain Dairy Tbk		1,061,000	395,948
PT Indofood CBP Sukses Makmur Tbk*		308,700	251,303
PT Kalbe Farma Tbk*		2,100,000	239,267
PT Mitra Adiperkasa Tbk*		2,317,600	269,417
PT Sumber Alfaria Trijaya Tbk		1,865,200	389,302
PT United Tractors Tbk		195,800	351,121
			2,139,595

Mexico	3.8%
BBB Foods, Inc.*		11,000	330,000
Prologis Property Mexico SA de CV		52,956	173,230
Regional SAB de CV		27,171	157,741
			660,971

Philippines	4.1%
International Container Terminal Services, Inc.		71,800	517,639
Converge Information and Communications Technology Solutions, Inc.		700,000	204,363
			722,002

South Africa	1.9%
Clicks Group Ltd.		14,080	323,504

South Korea	17.2%
Classys, Inc.		12,327	509,972
Doosan Corp.*		1,389	180,038
HD Hyundai Marine Solution Co. Ltd.*		3,600	285,478
Hugel, Inc.*		1,850	338,820
KakaoBank Corp.*		15,406	249,168
LEENO Industrial, Inc.		1,988	287,323
LIG Nex1 Co. Ltd.*		2,200	354,974
Lunit, Inc.*		7,637	251,121
Park Systems Corp.		2,476	365,426
SK Square Co. Ltd.*		2,834	175,107
			2,997,427

Sweden	2.0%
Medicover AB*		18,900	354,332

Taiwan	11.5%
Airtac International Group		7,000	201,950
Alchip Technologies Ltd.		2,000	124,816
Chroma ATE, Inc.*		23,000	271,452
E Ink Hldgs., Inc.		49,000	453,668
eMemory Technology, Inc.		5,000	415,528
Ennoconn Corp.		39,000	356,153
M31 Technology Corp.		6,960	181,007
			2,004,574

Thailand	1.0%
Mega Lifesciences PCL		145,300	177,236

United Kingdom	1.1%
WAG Payment Solutions PLC*		173,000	196,128

Total Equities
(Cost: $14,074,734)			$17,411,094

Short-Term Investments	1.2%
Fidelity Investments Money Market Government Portfolio Class I 4.83%[a]		216,461	216,461

Total Short-Term Investments
(Cost: $216,461)			$216,461

Total Investments	100.9%
(Cost: $14,291,195)			$17,627,555

Other Liabilities Less Assets	(.9)%		(154,420)

Net Assets - 100%			$17,473,135

[a]	Annualized seven-day effective yield as of September 30, 2024

*	Non-income producing security during the period ended September 30, 2024

ADS - American depositary share

SECTOR ALLOCATIONS (As a Percentage of Net Assets)

Communication Services	3.0%
Consumer Discretionary	17.6%
Consumer Staples	12.2%
Energy	4.7%
Financials	6.1%
Healthcare	14.6%
Industrials	21.8%
Information Technology	17.2%
Materials	1.4%
Real Estate	1.1%

Oberweis International Opportunities Fund

Schedule of Investments (unaudited)

September 30, 2024

		Shares	Value
Equities	98.0%

Australia	4.5%
GrainCorp Ltd.		614,823	$3,910,385
JB Hi-Fi Ltd.		139,912	7,732,157
Nick Scali Ltd.		416,100	4,775,154
			16,417,696

Canada	7.1%
Alamos Gold, Inc.		178,500	3,556,802
AtkinsRealis Group, Inc.		43,300	1,759,213
Bird Construction, Inc.		215,234	3,843,180
CES Energy Solutions Corp.		478,500	2,646,344
Definity Financial Corp.		141,400	5,698,864
Element Fleet Management Corp.		330,700	7,032,112
Stantec, Inc.		20,500	1,648,488
			26,185,003

Denmark	2.9%
ALK-Abello A/S*		217,900	5,590,183
ROCKWOOL A/S*		10,861	5,099,152
			10,689,335

Finland	4.3%
Konecranes Oyj*		79,000	5,926,759
Metso Corp.		445,968	4,765,464
Outokumpu Oyj		380,243	1,537,225
Wärtsilä Oyj		165,700	3,707,223
			15,936,671

France	4.9%
Bureau Veritas SA*		160,300	5,313,595
Nexans SA*		46,500	6,811,443
Spie SA		148,100	5,654,308
			17,779,346

Germany	2.8%
CTS Eventim AG & Co.		80,051	8,317,855
SUSS MicroTec SE*		24,300	1,858,203
			10,176,058

Italy	3.1%
Brunello Cucinelli SpA		51,600	5,556,879
De' Longhi SpA		191,300	5,881,240
			11,438,119

Japan	24.0%
ABC-Mart, Inc.		262,400	5,568,412
Asics Corp.		373,300	7,794,561
BayCurrent Consulting, Inc.		140,100	5,170,224
Daiwa Securities Group, Inc.		777,000	5,433,188
Fuji Electric Co. Ltd.		89,800	5,385,813
Fujikura Ltd.		239,000	8,011,842
Isetan Mitsukoshi Hldgs. Ltd.		284,500	4,406,311
JVCKenwood Corp.		676,800	6,333,595
NH Foods Ltd.*		118,000	4,378,459
Nichirei Corp.		143,200	4,450,683
Organo Corp.		58,100	2,829,710
Ryohin Keikaku Co. Ltd.		266,000	4,874,893
Santen Pharmaceutical Co. Ltd.		839,200	10,127,622
Sundrug Co. Ltd.		127,700	3,761,919
The Japan Steel Works Ltd.		74,100	2,590,213
Toyo Suisan Kaisha Ltd.		56,100	3,649,184
ULVAC, Inc.		59,100	3,132,947
			87,899,576

Netherlands	2.1%
Arcadis NV		113,200	7,837,311

Norway	8.0%
Aker Solutions ASA*		547,800	2,106,484
Hoegh Autoliners ASA		267,100	3,444,737
Kongsberg Gruppen ASA		126,500	12,370,700
Storebrand ASA*		556,648	6,113,475
Subsea 7 SA		316,900	5,120,009
			29,155,405

Spain	1.4%
Banco de Sabadell SA		2,352,500	4,998,801

Sweden	6.6%
AAK AB		135,620	4,446,820
AddTech AB		149,100	4,465,997
Hemnet Group AB*		94,200	3,467,143
Munters Group AB		48,700	1,111,537
Saab AB		374,600	7,963,464
Storskogen Group AB*		2,880,000	2,760,358
			24,215,319

Switzerland	2.7%
Accelleron Industries AG		194,300	10,063,932

United Kingdom	23.6%
Ashtead Technology Hldgs. PLC		451,800	3,430,781
Bunzl PLC*		77,800	3,675,738
Cranswick PLC		98,200	6,590,428
Diploma PLC		104,800	6,212,342
Games Workshop Group PLC		39,850	5,727,106
Greggs PLC		86,500	3,612,647
Howden Joinery Group PLC		301,621	3,657,356
IMI PLC		225,816	5,470,302
Informa PLC		490,300	5,376,257
Intermediate Capital Group PLC		403,300	12,012,733
Just Group PLC		1,714,600	3,190,806
Keller Group PLC		229,100	4,949,540
Marks and Spencer Group PLC		2,139,600	10,657,954
Morgan Sindall Group PLC		122,171	5,030,571
Molten Ventures PLC*		857,700	4,632,497
Telecom Plus PLC		96,400	2,381,647
			86,608,705

Total Equities
(Cost: $291,327,248)			$359,401,277

Short-Term Investments	1.2%
Fidelity Investments Money Market Government Portfolio Class I 4.83%[a]		4,284,269	4,284,269

Total Short-Term Investments
(Cost: $4,284,269)			$4,284,269

Total Investments	99.2%
(Cost: $295,611,517)			$363,685,546

Other Assets Less Liabilities	0.8%		2,763,242

Net Assets - 100%			$366,448,788

[a]	Annualized seven-day effective yield as of September 30, 2024

*	Non-income producing security during the period ended September 30, 2024

SECTOR ALLOCATIONS (As a Percentage of Net Assets)

Communication Services	4.7%
Consumer Discretionary	17.0%
Consumer Staples	11.4%
Energy	2.7%
Financials	11.5%
Healthcare	4.3%
Industrials	43.1%
Information Technology	1.4%
Materials	1.4%
Utilities	0.5%

Oberweis Focused International Growth Fund

Schedule of Investments (unaudited)

September 30, 2024

		Shares	Value
Equities	98.5%

Australia	2.0%
BHP Group Ltd.		4,400	$139,802

Canada	5.2%
Dollarama, Inc.		3,500	358,514

Denmark	2.4%
Novo Nordisk A/S		1,400	164,489

France	9.4%
LVMH Moet Hennessy Louis Vuitton SE		330	252,900
Publicis Groupe SA		2,700	295,125
Schneider Electric SE		400	105,165
			653,190

Germany	10.8%
Münchener Rückversicherungs AG*		280	154,056
Rheinmetall AG		470	254,461
SAP SE		1,500	341,273
			749,790

Italy	6.4%
Ferrari NV		240	112,119
UniCredit SpA		7,600	333,008
			445,127

Japan	14.2%
Bridgestone Corp.		1,800	68,882
Hitachi Ltd.		14,200	373,562
Mitsubishi UFJ Financial Group, Inc.		9,900	100,119
Sony Group Corp.		7,500	144,938
Sumitomo Corp.		6,000	133,338
Toyota Motor Corp.		9,000	159,210
			980,049

Netherlands	3.3%
ASML Hldg. NV		155	128,638
ING Groep NV		5,600	101,441
			230,079

Spain	2.7%
Industria de Diseno Textil SA		3,100	183,364

Sweden	6.4%
Alfa Laval AB*		2,400	115,228
EQT AB		6,700	229,251
Volvo AB		3,800	100,351
			444,830

Switzerland	9.7%
Novartis AG		800	91,824
Roche Hldg. AG		400	127,883
SGS SA*		1,900	211,775
Zurich Insurance Group AG		400	240,925
			672,407

United Kingdom	23.2%
Anglo American PLC		3,000	97,420
AstraZeneca PLC		950	147,174
BAE Systems PLC		10,400	172,059
BP PLC		19,200	100,543
CRH PLC		1,200	109,380
HSBC Hldgs. PLC		16,600	148,512
NatWest Group PLC		20,900	96,090
Rolls-Royce Hldgs. PLC*		52,800	372,141
Shell PLC		4,900	158,857
Unilever PLC		3,000	194,078
			1,596,254

United States of America	2.8%
Cadence Design Systems, Inc.*		700	189,721

Total Equities
(Cost: $5,643,784)			$6,807,616

Short-Term Investments	2.6%
Fidelity Investments Money Market Government Portfolio Class I 4.83%[a]		180,976	180,976

Total Short-Term Investments
(Cost: $180,976)			$180,976

Total Investments	101.1%
(Cost: $5,824,760)			$6,988,592

Other Liabilities Less Assets	(1.1)%		(73,198)

Net Assets - 100%			$6,915,394

[a]	Annualized seven-day effective yield as of September 30, 2024

*	Non-income producing security during the period ended September 30, 2024

SECTOR ALLOCATIONS (As a Percentage of Net Assets)

Communication Services	4.3%
Consumer Discretionary	18.5%
Consumer Staples	2.8%
Energy	3.8%
Financials	20.3%
Healthcare	7.7%
Industrials	26.6%
Information Technology	9.5%
Materials	5.0%